Note 12 - Amounts realized on derecognition of liabilities designated at FVtPL (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Amounts realized on derecognition of liabilities designated at FVtPL [Abstract]
Amount presented in other comprehensive income realized at derecognition	€ 0